UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington , D.C.  20549

                                 FORM 24f-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24F-2

Read instructions at end of  Form  before preparing Form. Please print or type.

1. Name and address of issuer:     USAA TAX EXEMPT FUND, INC.
                                10750 Robert F. McDermott Freeway
                                    San Antonio, Texas  78288

2. Name of each series or class of securities for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
      _
     |X|
      -

3. Investment Company Act File Number:                  811-3333

   Securities Act File Number:                          2-75093

4 (a). Last day of the fiscal year for which this notice is filed:
       March 31, 1998

4 (b). Check this box if this notice is late (ie., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
       Not Applicable

4 (c). Check box if this is the last time the issuer will be filing the Form:
       Not Applicable.

5. Calculation of registration fee:

   (i) Aggregate sale price of securities sold during the fiscal year in pursuant to
       section 24(f):                                            $ 4,085,697,577

  (ii) Aggregate price of securities redeemed or
       repurchased during the fiscal year:      $ 3,395,842,413

 (iii) Aggregate price of shares  redeemed or
       repurchased during any prior fiscal year
       ending no earlier  than  October 11, 1995
       that were not  previously  used to
       reduce registration  fees payable to the
       Commission:                              $             0
                                                ---------------

  (iv) Total available redemption credits
       [add Items 5(ii) and 5(iii):                            - $ 3,395,842,413
                                                                 ---------------
   (v) Net sales -- if Item 5(I) is greater than
       Item 5(iv) [subtract Item 5(iv) from
       Item 5(i)]:                                               $   689,855,164

________________________________________________________________
  (vi) Redemption credits available for use in
       future years                             $(             )
       -- if Item 5(i) is less than Item 5(iv)   ---------------
          [subtract Item 5(iv) from Item 5(i)]:
________________________________________________________________

 (vii) Multiplier for determining registration
       fee (See Instruction C.9):                              x        0.000295
                                                                 ---------------

(viii) Registration fee due [multiply Item 5(v)
       by Item 5(vii)] (enter "0" if no fee
       is due):                                                =         203,507
                                                                 ===============
6. Prepaid Shares

   If the response to Item5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: 8,337,574. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a

7. Interest due -- if this Form is being filed more than 90
   days after the end of the issuer's fiscal year
   (see Instruction D):                                        +  $          n/a
                                                                  --------------

8. Total of the amount of the  registration  fee due plus any
   interest due [line 5(viii) plus line 7]:                    =  $      203,507
                                                                  ==============

9. Date the registration fee and any interest payment was sent
   to the Commission's lockbox depository:    May 22, 1998

                  Method of Delivery:

                          __X__ Wire Transfer
                          _____ Mail or other means

                                    SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*
                                  -----------------------------
                                  Sherron Kirk, Treasurer
                                  -----------------------------

         Date  May 28, 1998
               ------------------------------
               * Please print the name and title of the signing officer below the signature.